UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06698

Deutsche Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 97.7%
Consumer Discretionary 12.8%
Auto Components 0.4%
BorgWarner, Inc.	22,660	942,430
Delphi Automotive PLC (a)	27,727	2,108,361
Goodyear Tire & Rubber Co.	26,007	762,785
Johnson Controls, Inc. (a)	64,323	2,660,399
		6,473,975
Automobiles 0.6%
Ford Motor Co. (a)	381,805	5,181,094
General Motors Co.	141,212	4,239,184
Harley-Davidson, Inc. (a)	20,532	1,127,207
		10,547,485
Distributors 0.1%
Genuine Parts Co. (a)	15,048	1,247,329
Diversified Consumer Services 0.1%
H&R Block, Inc. (a)	26,693	966,287
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	45,350	2,253,895
Chipotle Mexican Grill, Inc.* (a)	3,083	2,220,531
Darden Restaurants, Inc.	11,152	764,358
Marriott International, Inc. "A" (a)	19,512	1,330,718
McDonald's Corp.	92,364	9,100,625
Royal Caribbean Cruises Ltd. (a)	16,829	1,499,295
Starbucks Corp.	145,527	8,271,755
Starwood Hotels & Resorts Worldwide, Inc.	16,794	1,116,465
Wyndham Worldwide Corp.	11,469	824,621
Wynn Resorts Ltd. (a)	8,247	438,081
Yum! Brands, Inc.	42,120	3,367,494
		31,187,838
Household Durables 0.4%
D.R. Horton, Inc.	32,593	956,930
Garmin Ltd.	11,357	407,489
Harman International Industries, Inc.	6,782	651,004
Leggett & Platt, Inc.	13,751	567,229
Lennar Corp. "A" (a)	16,953	815,948
Mohawk Industries, Inc.*	6,148	1,117,645
Newell Rubbermaid, Inc.	26,613	1,056,802
PulteGroup, Inc.	31,186	588,480
Whirlpool Corp.	7,653	1,126,981
		7,288,508
Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	37,603	19,248,600
Expedia, Inc.	9,807	1,154,088
Netflix, Inc.* (a)	41,798	4,316,061
The Priceline Group, Inc.*	4,970	6,147,194
TripAdvisor, Inc.*	11,186	704,942
		31,570,885
Leisure Products 0.1%
Hasbro, Inc. (a)	10,877	784,667
Mattel, Inc. (a)	32,560	685,713
		1,470,380
Media 3.1%
Cablevision Systems Corp. (New York Group) "A" (a)	22,516	731,095
CBS Corp. "B"	43,335	1,729,066
Comcast Corp. "A" (a)	243,293	13,851,475
Discovery Communications, Inc. "C"* (a)	41,143	1,025,842
Interpublic Group of Companies, Inc. (a)	40,850	781,460
News Corp. "B"	47,215	597,896
Omnicom Group, Inc. (a)	23,906	1,575,405
Scripps Networks Interactive "A"	9,313	458,106
TEGNA, Inc.	22,990	514,746
Time Warner Cable, Inc.	27,677	4,964,423
Time Warner, Inc.	79,873	5,491,269
Twenty-First Century Fox, Inc. "B"	161,532	4,361,918
Viacom, Inc. "B" (a)	34,020	1,467,963
Walt Disney Co. (a)	152,224	15,557,293
		53,107,957
Multiline Retail 0.7%
Dollar General Corp. (a)	29,136	2,110,612
Dollar Tree, Inc.*	22,982	1,531,980
Kohl's Corp. (a)	19,688	911,751
Macy's, Inc.	32,086	1,646,654
Nordstrom, Inc. (a)	13,728	984,435
Target Corp. (a)	61,599	4,845,377
		12,030,809
Specialty Retail 2.6%
Advance Auto Parts, Inc.	7,069	1,339,788
AutoNation, Inc.* (a)	7,710	448,568
AutoZone, Inc.*	3,021	2,186,690
Bed Bath & Beyond, Inc.* (a)	16,819	959,019
Best Buy Co., Inc.	30,069	1,116,161
CarMax, Inc.* (a)	20,617	1,223,000
GameStop Corp. "A" (a)	10,462	431,139
Home Depot, Inc.	125,912	14,541,577
L Brands, Inc. (a)	25,176	2,269,113
Lowe's Companies, Inc.	90,708	6,251,595
O'Reilly Automotive, Inc.*	9,732	2,433,000
Ross Stores, Inc.	40,699	1,972,681
Signet Jewelers Ltd.	7,693	1,047,248
Staples, Inc. (a)	63,881	749,324
The Gap, Inc. (a)	23,193	661,001
Tiffany & Co.	10,930	844,015
TJX Companies, Inc. (a)	66,111	4,721,648
Tractor Supply Co.	13,259	1,117,999
Urban Outfitters, Inc.* (a)	9,888	290,509
		44,604,075
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	26,396	763,636
Fossil Group, Inc.* (a)	4,250	237,490
Hanesbrands, Inc.	38,988	1,128,313
Michael Kors Holdings Ltd.*	18,973	801,419
NIKE, Inc. "B"	66,625	8,192,876
PVH Corp. (a)	8,067	822,350
Ralph Lauren Corp.	5,897	696,790
Under Armour, Inc. "A"* (a)	17,665	1,709,619
VF Corp.	33,129	2,259,729
		16,612,222
Consumer Staples 9.7%
Beverages 2.2%
Brown-Forman Corp. "B"	10,325	1,000,493
Coca-Cola Co. (a)	383,965	15,404,676
Coca-Cola Enterprises, Inc.	20,799	1,005,632
Constellation Brands, Inc. "A" (a)	16,975	2,125,440
Dr. Pepper Snapple Group, Inc. (a)	18,867	1,491,436
Molson Coors Brewing Co. "B" (a)	15,570	1,292,621
Monster Beverage Corp.*	14,899	2,013,451
PepsiCo, Inc.	144,045	13,583,443
		37,917,192
Food & Staples Retailing 2.4%
Costco Wholesale Corp. (a)	43,074	6,227,208
CVS Health Corp.	109,267	10,542,080
Kroger Co. (a)	95,168	3,432,710
Sysco Corp.	54,191	2,111,823
Wal-Mart Stores, Inc.	154,740	10,033,342
Walgreens Boots Alliance, Inc. (a)	85,658	7,118,180
Whole Foods Market, Inc.	35,511	1,123,923
		40,589,266
Food Products 1.7%
Archer-Daniels-Midland Co. (a)	59,784	2,478,047
Campbell Soup Co. (a)	17,446	884,163
ConAgra Foods, Inc.	41,925	1,698,382
General Mills, Inc. (a)	58,558	3,286,861
Hormel Foods Corp. (a)	12,943	819,421
Kellogg Co.	24,900	1,657,095
Keurig Green Mountain, Inc. (a)	11,508	600,027
Kraft Heinz Co.	58,481	4,127,589
McCormick & Co., Inc.	11,419	938,413
Mead Johnson Nutrition Co.	19,888	1,400,115
Mondelez International, Inc. "A"	158,108	6,619,982
The Hershey Co. (a)	14,277	1,311,771
The JM Smucker Co. (a)	10,115	1,154,020
Tyson Foods, Inc. "A" (a)	29,859	1,286,923
		28,262,809
Household Products 1.8%
Clorox Co.	12,773	1,475,665
Colgate-Palmolive Co. (a)	88,465	5,613,989
Kimberly-Clark Corp. (a)	35,513	3,872,337
Procter & Gamble Co. (a)	266,082	19,141,939
		30,103,930
Personal Products 0.1%
Estee Lauder Companies, Inc. "A" (a)	21,918	1,768,344
Tobacco 1.5%
Altria Group, Inc. (a)	192,319	10,462,154
Philip Morris International, Inc.	151,913	12,051,258
Reynolds American, Inc. (a)	81,291	3,598,753
		26,112,165
Energy 6.8%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	42,623	2,218,101
Cameron International Corp.*	18,587	1,139,755
Diamond Offshore Drilling, Inc. (a)	6,373	110,253
Ensco PLC "A" (a)	23,577	331,964
FMC Technologies, Inc.*	22,882	709,342
Halliburton Co.	83,591	2,954,942
Helmerich & Payne, Inc. (a)	10,523	497,317
National Oilwell Varco, Inc. (a)	38,019	1,431,415
Schlumberger Ltd.	123,927	8,547,245
Transocean Ltd. (a)	34,653	447,717
		18,388,051
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	49,969	3,017,628
Apache Corp. (a)	36,529	1,430,476
Cabot Oil & Gas Corp. (a)	41,034	897,003
Chesapeake Energy Corp. (a)	50,441	369,733
Chevron Corp.	184,414	14,546,576
Cimarex Energy Co.	9,434	966,796
Columbia Pipeline Group, Inc.	32,040	586,012
ConocoPhillips	121,263	5,815,774
CONSOL Energy, Inc. (a)	23,397	229,291
Devon Energy Corp.	38,326	1,421,511
EOG Resources, Inc. (a)	54,039	3,934,039
EQT Corp. (a)	14,882	963,907
Exxon Mobil Corp.	408,768	30,391,901
Hess Corp.	23,502	1,176,510
Kinder Morgan, Inc.	176,053	4,873,147
Marathon Oil Corp. (a)	67,144	1,034,018
Marathon Petroleum Corp.	52,518	2,433,159
Murphy Oil Corp. (a)	16,165	391,193
Newfield Exploration Co.*	16,061	528,407
Noble Energy, Inc.	41,462	1,251,323
Occidental Petroleum Corp.	74,728	4,943,257
ONEOK, Inc.	19,990	643,678
Phillips 66 (a)	46,899	3,603,719
Pioneer Natural Resources Co. (a)	14,767	1,796,258
Range Resources Corp. (a)	16,239	521,597
Southwestern Energy Co.*	36,913	468,426
Spectra Energy Corp.	65,334	1,716,324
Tesoro Corp.	11,935	1,160,559
Valero Energy Corp.	48,711	2,927,531
Williams Companies, Inc.	66,471	2,449,456
		96,489,209
Financials 16.2%
Banks 5.9%
Bank of America Corp.	1,026,270	15,989,287
BB&T Corp. (a)	76,463	2,722,083
Citigroup, Inc.	295,079	14,638,869
Comerica, Inc.	17,548	721,223
Fifth Third Bancorp.	79,438	1,502,172
Huntington Bancshares, Inc.	79,815	846,039
JPMorgan Chase & Co.	362,640	22,110,161
KeyCorp	81,275	1,057,388
M&T Bank Corp. (a)	13,124	1,600,472
People's United Financial, Inc. (a)	30,637	481,920
PNC Financial Services Group, Inc. (a)	50,225	4,480,070
Regions Financial Corp.	128,956	1,161,893
SunTrust Banks, Inc.	50,361	1,925,805
U.S. Bancorp. (a)	162,194	6,651,576
Wells Fargo & Co.	458,141	23,525,540
Zions Bancorp.	20,418	562,312
		99,976,810
Capital Markets 2.1%
Affiliated Managers Group, Inc.* (a)	5,374	918,900
Ameriprise Financial, Inc.	17,297	1,887,622
Bank of New York Mellon Corp.	108,548	4,249,654
BlackRock, Inc. (a)	12,530	3,727,299
Charles Schwab Corp. (a)	117,435	3,353,944
E*TRADE Financial Corp.*	27,806	732,132
Franklin Resources, Inc.	37,635	1,402,280
Invesco Ltd.	41,546	1,297,481
Legg Mason, Inc. (a)	10,662	443,646
Morgan Stanley	149,554	4,710,951
Northern Trust Corp.	22,542	1,536,463
State Street Corp. (a)	39,986	2,687,459
T. Rowe Price Group, Inc.	25,095	1,744,102
The Goldman Sachs Group, Inc.	39,392	6,844,754
		35,536,687
Consumer Finance 0.7%
American Express Co. (a)	83,555	6,193,932
Capital One Financial Corp. (a)	53,218	3,859,369
Discover Financial Services	42,528	2,211,031
Navient Corp. (a)	35,277	396,514
		12,660,846
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. "B"* (a)	183,779	23,964,781
CME Group, Inc. (a)	33,131	3,072,569
Intercontinental Exchange, Inc.	10,838	2,546,822
Leucadia National Corp.	32,868	665,906
McGraw Hill Financial, Inc.	26,719	2,311,193
Moody's Corp. (a)	17,085	1,677,747
Nasdaq, Inc.	11,597	618,468
		34,857,486
Insurance 2.7%
ACE Ltd.	31,653	3,272,920
Aflac, Inc.	42,285	2,458,027
Allstate Corp.	39,276	2,287,434
American International Group, Inc. (a)	126,976	7,214,776
Aon PLC (a)	27,384	2,426,496
Assurant, Inc.	6,384	504,400
Chubb Corp.	22,262	2,730,434
Cincinnati Financial Corp. (a)	14,308	769,770
Genworth Financial, Inc. "A"* (a)	50,545	233,518
Hartford Financial Services Group, Inc. (a)	40,386	1,848,871
Lincoln National Corp. (a)	24,731	1,173,733
Loews Corp.	28,110	1,015,895
Marsh & McLennan Companies, Inc. (a)	52,163	2,723,952
MetLife, Inc.	109,209	5,149,204
Principal Financial Group, Inc. (a)	27,008	1,278,559
Progressive Corp. (a)	57,607	1,765,079
Prudential Financial, Inc.	43,967	3,350,725
The Travelers Companies, Inc. (a)	30,580	3,043,628
Torchmark Corp. (a)	11,410	643,524
Unum Group	24,631	790,163
XL Group PLC (a)	29,362	1,066,428
		45,747,536
Real Estate Investment Trusts 2.6%
American Tower Corp. (REIT)	41,302	3,633,750
Apartment Investment & Management Co. "A" (REIT)	15,898	588,544
AvalonBay Communities, Inc. (REIT)	12,974	2,268,115
Boston Properties, Inc. (REIT)	15,036	1,780,262
Crown Castle International Corp. (REIT)	32,755	2,583,387
Equinix, Inc. (REIT)	5,566	1,521,744
Equity Residential (REIT)	35,586	2,673,220
Essex Property Trust, Inc. (REIT)	6,434	1,437,484
General Growth Properties, Inc. (REIT)	57,471	1,492,522
HCP, Inc. (REIT)	45,184	1,683,104
Host Hotels & Resorts, Inc. (REIT)	72,810	1,151,126
Iron Mountain, Inc. (REIT)	18,351	569,248
Kimco Realty Corp. (REIT)	40,847	997,892
Plum Creek Timber Co., Inc. (REIT)	16,638	657,367
Prologis, Inc. (REIT)	51,727	2,012,180
Public Storage (REIT)	14,377	3,042,604
Realty Income Corp. (REIT) (a)	22,681	1,074,853
Simon Property Group, Inc. (REIT)	30,403	5,585,639
SL Green Realty Corp. (REIT)	9,917	1,072,623
The Macerich Co. (REIT)	13,202	1,014,178
Ventas, Inc. (REIT)	32,648	1,830,247
Vornado Realty Trust (REIT)	17,549	1,586,781
Welltower, Inc. (REIT)	34,622	2,344,602
Weyerhaeuser Co. (REIT)	50,852	1,390,294
		43,991,766
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	28,384	908,288
Thrifts & Mortgage Finance 0.0%
Hudson City Bancorp., Inc.	47,456	482,628
Health Care 14.3%
Biotechnology 3.5%
AbbVie, Inc. (a)	162,315	8,831,559
Alexion Pharmaceuticals, Inc.* (a)	22,084	3,453,717
Amgen, Inc.	74,350	10,284,092
Baxalta, Inc. (a)	53,082	1,672,614
Biogen, Inc.* (a)	23,059	6,728,847
Celgene Corp.* (a)	77,517	8,385,014
Gilead Sciences, Inc.	143,905	14,130,032
Regeneron Pharmaceuticals, Inc.* (a)	7,582	3,526,691
Vertex Pharmaceuticals, Inc.* (a)	24,055	2,505,088
		59,517,654
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	146,038	5,873,648
Baxter International, Inc.	53,054	1,742,824
Becton, Dickinson & Co. (a)	20,550	2,726,163
Boston Scientific Corp.* (a)	132,151	2,168,598
C.R. Bard, Inc.	7,363	1,371,801
DENTSPLY International, Inc. (a)	13,516	683,504
Edwards Lifesciences Corp.*	10,437	1,483,828
Intuitive Surgical, Inc.*	3,659	1,681,603
Medtronic PLC (a)	138,847	9,294,418
St. Jude Medical, Inc.	27,643	1,743,997
Stryker Corp. (a)	31,117	2,928,110
Varian Medical Systems, Inc.* (a)	9,723	717,363
Zimmer Biomet Holdings, Inc.	16,601	1,559,332
		33,975,189
Health Care Providers & Services 2.8%
Aetna, Inc. (a)	34,128	3,733,944
AmerisourceBergen Corp.	20,098	1,909,109
Anthem, Inc. (a)	25,664	3,592,960
Cardinal Health, Inc. (a)	32,008	2,458,854
CIGNA Corp. (a)	25,104	3,389,542
DaVita HealthCare Partners, Inc.*	16,863	1,219,701
Express Scripts Holding Co.* (a)	66,284	5,366,353
HCA Holdings, Inc.*	31,385	2,427,944
Henry Schein, Inc.*	8,190	1,086,977
Humana, Inc. (a)	14,532	2,601,228
Laboratory Corp. of America Holdings* (a)	9,697	1,051,834
McKesson Corp.	22,899	4,237,002
Patterson Companies, Inc. (a)	8,228	355,861
Quest Diagnostics, Inc. (a)	14,164	870,661
Tenet Healthcare Corp.* (a)	9,679	357,349
UnitedHealth Group, Inc. (a)	93,556	10,853,431
Universal Health Services, Inc. "B"	8,954	1,117,549
		46,630,299
Health Care Technology 0.1%
Cerner Corp.*	30,342	1,819,306
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	32,571	1,118,162
PerkinElmer, Inc.	11,044	507,582
Thermo Fisher Scientific, Inc.	39,007	4,769,776
Waters Corp.* (a)	8,050	951,591
		7,347,111
Pharmaceuticals 5.5%
Allergan PLC*	38,594	10,490,235
Bristol-Myers Squibb Co.	163,522	9,680,502
Eli Lilly & Co. (a)	95,657	8,005,534
Endo International PLC* (a)	20,398	1,413,174
Johnson & Johnson	271,632	25,356,847
Mallinckrodt PLC*	11,579	740,361
Merck & Co., Inc. (a)	276,186	13,640,827
Mylan NV*	40,227	1,619,539
Perrigo Co. PLC	14,373	2,260,442
Pfizer, Inc.	604,900	18,999,909
Zoetis, Inc.	44,985	1,852,482
		94,059,852
Industrials 9.8%
Aerospace & Defense 2.6%
Boeing Co. (a)	62,615	8,199,434
General Dynamics Corp.	29,725	4,100,564
Honeywell International, Inc. (a)	76,623	7,255,432
L-3 Communications Holdings, Inc. (a)	7,935	829,366
Lockheed Martin Corp.	26,192	5,429,864
Northrop Grumman Corp.	18,352	3,045,514
Precision Castparts Corp.	13,436	3,086,384
Raytheon Co.	29,640	3,238,467
Rockwell Collins, Inc. (a)	13,098	1,071,940
Textron, Inc. (a)	27,494	1,034,874
United Technologies Corp.	81,196	7,225,632
		44,517,471
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	13,631	923,909
Expeditors International of Washington, Inc.	18,196	856,122
FedEx Corp.	25,680	3,697,406
United Parcel Service, Inc. "B" (a)	68,707	6,780,694
		12,258,131
Airlines 0.6%
American Airlines Group, Inc.	65,893	2,558,625
Delta Air Lines, Inc.	78,065	3,502,776
Southwest Airlines Co. (a)	64,551	2,455,520
United Continental Holdings, Inc.*	36,992	1,962,426
		10,479,347
Building Products 0.1%
Allegion PLC	9,210	531,048
Masco Corp.	34,309	863,901
		1,394,949
Commercial Services & Supplies 0.4%
ADT Corp. (a)	16,085	480,941
Cintas Corp. (a)	8,645	741,309
Pitney Bowes, Inc. (a)	20,251	401,982
Republic Services, Inc.	23,441	965,769
Stericycle, Inc.* (a)	8,209	1,143,596
Tyco International PLC	41,354	1,383,705
Waste Management, Inc.	41,612	2,072,694
		7,189,996
Construction & Engineering 0.1%
Fluor Corp. (a)	13,961	591,248
Jacobs Engineering Group, Inc.* (a)	12,464	466,528
Quanta Services, Inc.* (a)	20,484	495,918
		1,553,694
Electrical Equipment 0.5%
AMETEK, Inc. (a)	24,109	1,261,383
Eaton Corp. PLC	45,865	2,352,875
Emerson Electric Co. (a)	64,302	2,840,219
Rockwell Automation, Inc.	13,169	1,336,258
		7,790,735
Industrial Conglomerates 2.4%
3M Co. (a)	61,241	8,682,136
Danaher Corp.	58,248	4,963,312
General Electric Co.	989,921	24,965,808
Roper Technologies, Inc.	9,920	1,554,464
		40,165,720
Machinery 1.2%
Caterpillar, Inc. (a)	58,838	3,845,652
Cummins, Inc. (a)	16,219	1,761,059
Deere & Co. (a)	30,543	2,260,182
Dover Corp. (a)	15,238	871,309
Flowserve Corp. (a)	12,810	527,003
Illinois Tool Works, Inc. (a)	32,205	2,650,794
Ingersoll-Rand PLC	26,339	1,337,231
Joy Global, Inc. (a)	10,150	151,539
PACCAR, Inc. (a)	34,656	1,808,003
Parker-Hannifin Corp. (a)	13,444	1,308,101
Pentair PLC (a)	17,620	899,325
Snap-on, Inc. (a)	5,807	876,509
Stanley Black & Decker, Inc.	14,994	1,454,118
Xylem, Inc.	18,408	604,703
		20,355,528
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	3,616	379,680
Equifax, Inc. (a)	11,795	1,146,238
Nielsen Holdings PLC	35,530	1,580,019
Robert Half International, Inc.	13,175	674,033
		3,779,970
Road & Rail 0.8%
CSX Corp.	97,009	2,609,542
J.B. Hunt Transport Services, Inc.	9,187	655,952
Kansas City Southern	10,800	981,504
Norfolk Southern Corp. (a)	29,291	2,237,833
Ryder System, Inc.	5,332	394,781
Union Pacific Corp.	85,056	7,519,801
		14,399,413
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	28,296	1,035,917
United Rentals, Inc.*	9,126	548,016
W.W. Grainger, Inc. (a)	5,979	1,285,545
		2,869,478
Information Technology 19.9%
Communications Equipment 1.5%
Cisco Systems, Inc.	499,150	13,102,687
F5 Networks, Inc.*	6,859	794,272
Harris Corp.	11,890	869,753
Juniper Networks, Inc.	34,207	879,462
Motorola Solutions, Inc. (a)	15,681	1,072,267
QUALCOMM, Inc. (a)	154,161	8,283,071
		25,001,512
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	30,700	1,564,472
Corning, Inc.	120,020	2,054,743
FLIR Systems, Inc.	13,961	390,768
TE Connectivity Ltd.	39,425	2,361,163
		6,371,146
Internet Software & Services 3.7%
Akamai Technologies, Inc.*	17,333	1,197,017
Alphabet, Inc. "C"*	57,424	35,789,179
eBay, Inc.*	110,351	2,696,978
Facebook, Inc. "A"*	221,577	19,919,772
VeriSign, Inc.* (a)	9,676	682,739
Yahoo!, Inc.*	84,887	2,454,083
		62,739,768
IT Services 3.7%
Accenture PLC "A" (a)	61,216	6,015,084
Alliance Data Systems Corp.*	6,013	1,557,247
Automatic Data Processing, Inc. (a)	45,658	3,669,077
Cognizant Technology Solutions Corp. "A"*	59,605	3,731,869
Computer Sciences Corp.	13,711	841,581
Fidelity National Information Services, Inc.	27,594	1,851,005
Fiserv, Inc.*	22,810	1,975,574
International Business Machines Corp.	88,375	12,811,724
MasterCard, Inc. "A"	97,894	8,822,207
Paychex, Inc.	31,292	1,490,438
PayPal Holdings, Inc.*	109,007	3,383,577
Teradata Corp.* (a)	14,181	410,682
Total System Services, Inc. (a)	16,433	746,551
Visa, Inc. "A" (a)	191,442	13,335,850
Western Union Co. (a)	50,988	936,140
Xerox Corp. (a)	97,494	948,617
		62,527,223
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	30,012	1,503,001
Analog Devices, Inc.	30,777	1,736,131
Applied Materials, Inc.	117,548	1,726,780
Avago Technologies Ltd.	25,596	3,199,756
Broadcom Corp. "A"	54,788	2,817,747
First Solar, Inc.*	7,695	328,961
Intel Corp. (a)	466,093	14,048,043
KLA-Tencor Corp. (a)	15,312	765,600
Lam Research Corp.	15,272	997,720
Linear Technology Corp.	23,812	960,814
Microchip Technology, Inc. (a)	20,557	885,801
Micron Technology, Inc.* (a)	104,452	1,564,691
NVIDIA Corp. (a)	50,434	1,243,198
Qorvo, Inc.* (a)	15,000	675,750
Skyworks Solutions, Inc.	18,719	1,576,327
Texas Instruments, Inc. (a)	100,561	4,979,781
Xilinx, Inc.	25,103	1,064,367
		40,074,468
Software 3.9%
Activision Blizzard, Inc. (a)	49,452	1,527,572
Adobe Systems, Inc.* (a)	48,819	4,013,898
Autodesk, Inc.*	22,336	985,911
CA, Inc.	30,478	832,049
Citrix Systems, Inc.*	15,893	1,101,067
Electronic Arts, Inc.*	30,804	2,086,971
Intuit, Inc.	27,024	2,398,380
Microsoft Corp. (a)	784,239	34,710,418
Oracle Corp.	318,995	11,522,100
Red Hat, Inc.* (a)	17,924	1,288,377
salesforce.com, Inc.*	60,832	4,223,566
Symantec Corp.	66,470	1,294,171
		65,984,480
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	559,179	61,677,444
EMC Corp. (a)	188,779	4,560,901
Hewlett-Packard Co.	176,417	4,518,039
NetApp, Inc. (a)	29,310	867,576
SanDisk Corp.	19,972	1,085,079
Seagate Technology PLC (a)	29,608	1,326,438
Western Digital Corp.	22,593	1,794,788
		75,830,265
Materials 2.7%
Chemicals 2.0%
Air Products & Chemicals, Inc.	18,894	2,410,497
Airgas, Inc. (a)	6,793	606,819
CF Industries Holdings, Inc.	22,666	1,017,703
Dow Chemical Co.	113,472	4,811,213
E.I. du Pont de Nemours & Co. (a)	88,454	4,263,483
Eastman Chemical Co. (a)	14,718	952,549
Ecolab, Inc.	25,935	2,845,588
FMC Corp. (a)	13,516	458,328
International Flavors & Fragrances, Inc. (a)	7,802	805,635
LyondellBasell Industries NV "A"	36,509	3,043,390
Monsanto Co.	45,851	3,912,924
PPG Industries, Inc.	26,682	2,339,745
Praxair, Inc.	27,968	2,848,820
Sigma-Aldrich Corp.	11,870	1,648,980
The Mosaic Co.	32,929	1,024,421
The Sherwin-Williams Co. (a)	7,750	1,726,545
		34,716,640
Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	6,497	987,219
Vulcan Materials Co. (a)	13,227	1,179,849
		2,167,068
Containers & Packaging 0.2%
Avery Dennison Corp.	8,677	490,858
Ball Corp.	13,349	830,308
Owens-Illinois, Inc.* (a)	16,374	339,269
Sealed Air Corp.	19,978	936,568
WestRock Co.	26,045	1,339,755
		3,936,758
Metals & Mining 0.3%
Alcoa, Inc.	130,822	1,263,741
Freeport-McMoRan, Inc.	111,471	1,080,154
Newmont Mining Corp.	50,735	815,311
Nucor Corp. (a)	30,900	1,160,295
		4,319,501
Paper & Forest Products 0.1%
International Paper Co.	41,255	1,559,026
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	603,124	19,649,780
CenturyLink, Inc. (a)	55,147	1,385,293
Frontier Communications Corp. (a)	115,884	550,449
Level 3 Communications, Inc.* (a)	28,168	1,230,660
Verizon Communications, Inc.	398,681	17,346,610
		40,162,792
Utilities 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	47,842	2,720,296
Duke Energy Corp. (a)	67,399	4,848,684
Edison International	32,004	2,018,492
Entergy Corp. (a)	17,416	1,133,782
Eversource Energy	31,405	1,589,721
Exelon Corp.	84,750	2,517,075
FirstEnergy Corp.	41,230	1,290,911
NextEra Energy, Inc.	45,103	4,399,798
Pepco Holdings, Inc.	25,575	619,426
Pinnacle West Capital Corp.	10,519	674,689
PPL Corp.	66,188	2,176,923
Southern Co.	89,458	3,998,773
Xcel Energy, Inc. (a)	50,074	1,773,120
		29,761,690
Gas Utilities 0.0%
AGL Resources, Inc.	12,089	737,912
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	65,044	636,781
NRG Energy, Inc. (a)	31,580	468,963
		1,105,744
Multi-Utilities 1.2%
Ameren Corp. (a)	23,680	1,000,954
CenterPoint Energy, Inc.	43,205	779,418
CMS Energy Corp.	27,654	976,739
Consolidated Edison, Inc.	28,942	1,934,773
Dominion Resources, Inc.	57,889	4,074,228
DTE Energy Co.	17,347	1,394,178
NiSource, Inc.	32,040	594,342
PG&E Corp. (a)	48,079	2,538,571
Public Service Enterprise Group, Inc. (a)	49,605	2,091,347
SCANA Corp. (a)	13,652	768,062
Sempra Energy	23,087	2,232,975
TECO Energy, Inc.	22,586	593,108
WEC Energy Group, Inc.	31,196	1,629,055
		20,607,750
Total Common Stocks (Cost $836,988,138)		1,658,608,349
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.045% **, 10/8/2015 (b) (Cost $2,214,981)	2,215,000	2,215,007

	Shares	Value ($)
Securities Lending Collateral 25.5%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $431,615,496)	431,615,496	431,615,496
Cash Equivalents 2.0%
Central Cash Management Fund, 0.12% (c) (Cost $33,277,488)	33,277,488	33,277,488

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,304,096,103) †	125.3	2,125,716,340
Other Assets and Liabilities, Net	(25.3)	(428,628,687)
Net Assets	100.0	1,697,087,653

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,366,541,281. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $759,175,059. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $864,669,499 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $105,494,440.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $430,862,536, which is 25.4% of net assets.
(b)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

S&P 500 E-Mini Index	USD	12/18/2015	358	34,165,730	(657,022)
Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,658,608,349	$—	$—	$1,658,608,349
Government & Agency Obligation	—	2,215,007	—	2,215,007
Short-Term Investments (e)	464,892,984	—	—	464,892,984
Total	$2,123,501,333	$2,215,007	$—	$2,125,716,340
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(657,022)	$—	$—	$(657,022)
Total	$(657,022)	$—	$—	$(657,022)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (657,022)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015